SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of financial statement balances and amounts of the VIEs and their subsidiaries

	As of December 31,
	2021	2022
Assets
Current assets
Cash	1,338,525	2,326,332
Accounts receivable, net of allowance for doubtful accounts	1,677,171	2,371,362
VAT recoverable	138,304	79,163
Prepaid expenses	90,848	76,557
Other current assets	99,231	126,385
Total current assets	3,344,079	4,979,799

Property and equipment, net	2,671,567	2,441,858
Intangible assets, net	175,004	124,691
Operating lease right-of-use assets	204,825	186,795
Deferred tax assets	32,949	38,348
Restricted cash	—	32,621
VAT recoverable	111,982	26,087
Other non-current assets	153,696	148,787
Total assets	6,694,102	7,978,986

Liabilities
Current liabilities
Short-term borrowings and current portion of long-term borrowings	426,000	258,200
Accounts payable	430,518	493,332
Accrued expenses and other payables	223,563	235,388
Deferred revenue	87,364	151,050
Operating lease liabilities, current	40,371	41,898
Finance lease and other financing obligations, current	28,161	33,398
Total current third-party liabilities	1,235,977	1,213,266

Long-term borrowings, excluding current portion	899,769	721,387
Operating lease liabilities, non-current	172,458	134,684
Finance lease and other financing obligations, non-current	965,356	931,580
Deferred tax liabilities	76,460	69,831
Other long-term liabilities	66,379	52,222
Total third-party liabilities	3,416,399	3,122,970
Amounts due to GDS Holdings and its non-VIE subsidiaries, net	2,947,857	4,302,245
Total liabilities	6,364,256	7,425,215

Schedule of net revenue, net income and cash flow of VIEs

	Years ended December 31,
	2020	2021	2022

Net revenue	5,453,802	7,516,345	8,958,853
Net income	129,254	112,257	223,925
Net cash provided by operating activities	899,132	744,493	1,533,548
Net cash used in investing activities	(278,744)	(205,041)	(143,796)
Net cash used in financing activities	(20,682)	(561,101)	(369,324)

Schedule of estimated useful lives of self-owned property and equipment

Buildings	30 years
Data center equipment
– Machinery	10 - 20 years
– Other equipment	3 - 5 years
Furniture and office equipment	3 - 5 years
Vehicles	5 years

Schedule of asset retirement obligations

Asset retirement obligations as of January 1, 2020	52,441
Additions	20,384
Accretion expense	4,084
Asset retirement obligations as of December 31, 2020	76,909
Additions	22,745
Accretion expense	6,227
Settlement	(998)
Asset retirement obligations as of December 31, 2021	104,883
Additions	4,382
Accretion expense	6,366
Foreign exchange impact	158
Settlement	(3,978)
Asset retirement obligations as of December 31, 2022	111,811

Schedule of weighted-average amortization period of acquired intangible assets

Customer contracts	5-15 years
Licenses	20 years

Schedule of reconciliation of total interest costs to "Interest expenses" as reported in the consolidated statements of operations

	Years ended December 31,
	2020	2021	2022

Total interest costs	1,402,015	1,805,434	2,084,565
Less: interest costs capitalized	(85,509)	(150,697)	(196,678)

Interest expenses	1,316,506	1,654,737	1,887,887

Schedule of cash and restricted cash deposited in major financial institutions located in PRC, Hong Kong SAR, US and Singapore

As of December 31, 2022, the Company’s cash and restricted cash were deposited in major financial institutions located in PRC, Hong Kong SAR, Singapore, Macau SAR, US, Malaysia and Indonesia and were denominated in the following currencies:

	RMB	USD	HKD	JPY	EUR	SGD	MYR	IDR
In PRC	6,514,881	105,587	—	—	—	—	—	—
In Hong Kong SAR	87,098	44,101	720,746	8,316	146	—	—	—
In Singapore	—	35,831	—	—	—	10,047	—	—
In Macau SAR	—	—	158,635	—	—	—	—	—
In US	—	12,046	—	—	—	—	—	—
In Malaysia	—	7,795	—	—	—	—	3,767	—
In Indonesia	—	558	—	—	—	—	—	1,938,977

Total in original currency	6,601,979	205,918	879,381	8,316	146	10,047	3,767	1,938,977
RMB equivalent	6,601,979	1,434,137	785,551	435	1,085	52,075	5,941	863